Other Assets (Tables)	3 Months Ended
Mar. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets

	March 31, 2023	December 31, 2022
	(Dollars in millions)
Advanced discounts to customers, non-current	$50	$51
Operating right-of-use assets (Note 13)	44	44
Income tax receivable	22	22
Pension and other employee related	4	4
Designated cross-currency swaps	60	74
Designated and undesignated derivatives	69	76
Other	10	10
	$259	$281